TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,389,650
Balance	1,384,795	$ 1,389,650
Prepayments On Vessels [Abstract]
Balance	44,036	72,600
Balance	88,378	44,036	$ 72,600
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,343,800	1,492,000
Balance	1,294,500	1,343,800	1,492,000
Prepayments On Vessels [Abstract]
Balance	44,100	72,600	34,700
Additions	44,300	76,900	142,500
Transferred to/from other items		(105,400)	(104,600)
Balance	88,400	44,100	72,600
Vessels and capitalized dry docking | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Balance	12,400	13,100
Balance	28,600	12,400	13,100
Vessels and capitalized dry docking | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,697,400	1,567,500	530,100
Additions	103,100	40,800	112,000
Additions from business combinations			857,400
Disposals	(14,300)	(16,300)	(18,600)
Transferred to/from other items		105,400	104,600
Transferred to assets held-for-sale	(59,600)		(18,000)
Balance	1,726,600	1,697,400	1,567,500
Vessels and capitalized dry docking | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance	180,000	75,500	27,900
Disposals	(14,300)	(15,900)	(18,600)
Depreciation for the year	113,600	120,400	66,500
Transferred to assets held-for-sale	(20,800)		(300)
Balance	258,500	180,000	75,500
Vessels and capitalized dry docking | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	173,600	0	0
Impairment losses on tangible fixed assets		173,600	0
Balance	173,600	173,600	0
Other property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,800	2,500
Balance	1,900	1,800	2,500
Other property, plant and equipment | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Balance	0	0
Balance	0	0	0
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	2,700	3,200
Additions	1,000	1,100	900
Additions from business combinations			2,500
Disposals	(100)	(1,600)	(200)
Balance	3,600	2,700	3,200
Other property, plant and equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance	900	700
Disposals	(100)	(1,600)	(200)
Depreciation for the year	900	1,800	900
Balance	$ 1,700	$ 900	$ 700